Intangible Assets: Finite-lived Intangible Assets Amortization Expense (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Finite-lived Intangible Assets Amortization Expense
2017	2,309
2018	2,309
2019	2,309
2020	2,309
Thereafter	18,172

$29,717